March 5, 2026

Document Control

U.S. Securities and Exchange Commission 100 F Street, NE

Washington, DC 20549

Re: American Balanced Fund

File Nos. 002-10758 and 811-00066

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on February 27, 2026 of the Registrant’s Post-Effective Amendment No. 137 under the Securities Act of 1933 and Amendment No. 76 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael R. Tom

Michael R. Tom

Secretary